Commitments and Contingencies	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Social Capital Suvretta Holdings Corp. III [Member]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
The Company
was
a party to agreements with certain vendors that provide for fees that are contingent upon the consummation of a Business Combination in an aggregate amount of approximately $13.4 million, excluding the deferred underwriting fee discussed below. The Company was also required to pay certain fees and expenses of such vendors regardless of whether or not a Business Combination is consummated.
Registration Rights
Pursuant to a registration rights agreement entered into on June 29, 2021, the holders of the Founder Shares, Private Placement Shares and any Private Placement Shares that could be issued on conversion of any Class A ordinary shares issuable upon the conversion of the Founder Shares) were entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities would be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders had certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company would bear the expenses incurred in connection with the filing of any such registration statements. At the closing of the Business Combination, the Company entered into an Amended and Restated Registration Rights Agreement, with the Sponsor, the Company’s directors and the Closing ProKidney unitholders, which replaced the existing registration rights agreement.
General Legal Matters
Certain purported shareholders of the Company sent demand letters (the “Demands”) alleging deficiencies and/or omissions in the preliminary proxy statement on Schedule 14A filed by the Company with the SEC on February 14, 2022. The Demands seek additional disclosures to remedy these purported deficiencies. The Company believes that the allegations in the Demands are meritless.
Underwriting Agreement
The underwriters
were
entitled to a deferred underwriting commission of $7,700,000 in the aggregate. The deferred fee was paid to the underwriters at the closing of the Business Combination on July 11, 2022.
Restricted Stock Unit Award
In September 2021, pursuant to a Director Restricted Stock Unit Award Agreement, dated September 24, 2021, between the Company and Uma Sinha, the Company agreed to grant 30,000 restricted stock units (“RSUs”) to Dr. Sinha, which grant was
contingent on both the consummation of a Business Combination and a shareholder approved equity plan. The RSUs were to
 vest upon the consummation of such Business Combination and represent 30,000 Class A ordinary shares of the Company that will settle on a date determined in the sole discretion of the Company that shall occur between the vesting date and March 15 of the year following the year in which vesting occurs.

The RSUs granted by the Company are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The RSUs granted were subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the RSUs is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of June 30, 2022, the Company did not have a shareholder approved equity plan and also determined that a Business Combination was not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation was recognized at the date a Business Combination was considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of RSUs times the grant date fair value per share (unless subsequently modified).

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on June 29, 2021, the holders of the Founder Shares, Private Placement Shares and any Private Placement Shares that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred underwriting commission of $7,700,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Restricted Stock Unit Award
In September 2021, pursuant to a Director Restricted Stock Unit Award Agreement, dated September 24, 2021, between the Company and Uma Sinha, Ph.D., the Company agreed to grant
30,000
 restricted stock units (“RSUs”) to Dr. Sinha, which grant is contingent on both the consummation of a Business Combination and a shareholder approved equity plan. The RSUs will vest upon the consummation of such Business Combination and represent
30,000
 Class A ordinary shares of the Company that will settle on a date determined in the sole discretion of the Company that shall occur between the vesting date and March
15
of the year following the year in which vesting occurs.
The RSUs to be granted by the Company are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The RSUs to be granted are subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the RSUs is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2021, the Company did not have a shareholder approved equity plan and also determined that a Business Combination is not considered probable, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of RSUs times the grant date fair value per share (unless subsequently modified).